united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard A. Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 10/31

Date of reporting period: 4/30/19

Item 1. Reports to Stockholders.

Superfund Managed Futures Strategy Fund

Class A Shares (SUPRX)

Class I Shares (SUPIX)

Semi-Annual Report

April 30, 2019

1-855-61-SUPER

www.SuperfundUS.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.superfundus.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholders:

We are pleased to provide you with the Semi-Annual Report for the Superfund Managed Futures Strategy Fund (the “Fund”). The Fund’s return for the six month period from November 1, 2018 to April 30, 2019 was positive, returning 25.34% for Class A shares and 25.41% for Class I shares. The Fund outperformed its benchmark, the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index *), which returned 1.18% for the same time period.

Performance Review

November 2018

Although falling short in recouping the losses incurred in October, the Fund posted gains of 3.13% for class A and 3.24% for class I. The US Federal Reserve’s decision to hold short-term interest rates at 2% to 2.25% in November, allowed the Fund’s long positions in the Bonds sector to perform commendably as prices soared and yields fell to the lowest level since mid-August. Moderate gains in the Energy and Stock Indices sectors provided some welcome support, as strong returns in NYMEX Natural Gas and CME E-Mini S&P 500 Index Futures boosted overall performance. Lackluster returns in the Metals sector however, slightly dampened what was otherwise a good month for the Fund.

December 2018

The Fund ended this month with positive returns of 4.76% (class A) and 4.71% (class I). The Bonds sector was the best performing one, followed by the Energy sector - particularly NYMEX_Heating Oil. Stock indices proved to be the worst sector for the fund, as all three bottom performers were indices. Metals and Agricultural Markets performed moderately positive.

January 2019

The Fund attained returns of 1.89% for class A and 1.88% for class I, fortified by its strong performance in Stock Indices, most notably the CME Mini NASDAQ 100 Index and the CME E-Mini S&P 500 Index. Bonds were another profitable sector for the Fund, as its positions took advantage of stabling government bond prices on the Federal Reserve’s signal to pause interest rate increase in 2019. Dampening the Fund’s returns were its performance figures in the Metals sector.

February 2019

The month of February saw the Fund building on an already positive start to the year. Benefiting from soaring global equity markets, the Fund performed commendably, posting gains of 3.47% (class A) and 3.44% (class I). Stock indices proved to be our best performing sector as constructive US-China trade talks and a welcome dovish stance from the US Federal Reserve pushed global stock markets higher. Moderate gains in the Grains and Agricultural markets sectors provided welcome support boosting overall performance, however lackluster returns in the Bonds and Metals sector slightly dampened what was otherwise a good month for the Fund.

March 2019

March saw the Fund with continued positive growth of 4.19% for class A and 4.27% respectively, bolstered by strong global equity markets in spite of evidence of a global economic slowdown. The Fund’s Bond sector proved to be its most outstanding one, thanks to the positive price movements of most major global government bonds as a result of advancements made in the US-China trade talks, and the dovish stance taken by the ECB to keep rates on hold for a considerable period. The Grains and Currencies sectors added some modest gains and helped to boost overall performance; however, Energy, Metals and the Agriculture sector’s lackluster performance added some negative pressure to the Fund’s overall returns.

NB: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

April 2019

The Fund posted overall positive returns of +5.63% (class A) and +5.57% (class I) for the month of April, as once more the Stock Indices sector was the leading performer with significant positive performance, which was driven by signs of a stabilization of global economic growth. The Energy sector also performed modestly well, following U.S. President Donald Trump’s move to pressure OPEC to cut prices. The Bonds sector was the Fund’s poorest performer.

Strategy Summary

To pursue its investment objective, the Fund uses a managed futures strategy and principally invests in commodity, financial futures and foreign currency futures markets. The Fund seeks investment opportunities across many market sectors, including: currencies, interest rates, bonds, stock indices, metals, energy, grains and agricultural sectors.

To implement its strategy, the Fund uses fully automated, proprietary, computerized trading systems that examine a broad array of investments around the world and seek to identify market patterns that offer attractive investment opportunities. The Adviser’s trading strategy analyzes data from more than 120 different futures and forward markets worldwide on an ongoing basis and also analyzes risks related to position size, market correlation, and market volatility of potential investments.

Thank you for your investment in Superfund Managed Futures Strategy Fund.

Gerhard Entzmann
Managing Director
Superfund Advisors, Inc.

*)	Glossary of Indices mentioned in this document:

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	Tracks the performance of the U.S. dollar denominated U.S. Treasury Bills remaining term to final maturity of 3 months
CME E-mini S&P 500 Index	Index made up of 500 individual stocks representing the market capitalizations of large US companies
CME E-Mini NASDAQ 100 Index	Index made up of 100 individual stocks representing the 100 leading non-financial U.S. large-cap companies

The views expressed in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events, such as the performance of the economy on the whole and of specific industry sectors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict.

6506-NLD-06/11/2019

NB: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

Superfund Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2019

The Fund’s performance figures* for the period ended April 30, 2019, as compared to its benchmark:

			Annualized
	Six Months	One Year	Three Years	Five Years	Since Inception(a)
Class A	25.34%	5.87%	6.76%	2.68%	2.52%
Class A with 5.75% load	18.10%	(0.22)%	4.67%	1.47%	1.38%
Class I	25.41%	6.06%	7.01%	2.92%	2.74%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index(b)	1.18%	2.18%	1.25%	0.78%	0.74%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Fund’s total annual operating expenses are 3.24% and 2.99% for Class A and Class I shares, respectively, per the February 28, 2019 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-61-SUPER.

Effective February 26, 2019, the Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund, including Distribution and Service (12b-1) Fees and acquired fund fees and expenses, until February 29, 2020 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 0.00% of average daily net assets attributable to each of Class A and Class I shares, respectively. The Fund’s Rule 12b-1 fee is contractually waived to 0.00% with respect to Class A until February 29, 2020. These agreements may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. There is no guarantee that any of these expense limitation and fee waiver arrangements will continue in place after February 29, 2020, at which time it will be determined whether such agreements will be renewed or revised.

(a)	Superfund Managed Futures Strategy Fund Class A shares and Class I shares commenced operations on December 31, 2013.

(b)	The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes.

The Fund’s asset classes are as follows:

Holdings by Asset Class	% of Net Assets
U.S. Treasury Bills	53.7%
Time Deposits	26.2%
Other Assets in Excess of Liabilities	20.1%
100.0%

The value of the Fund’s derivative positions that provide exposure to a managed futures program is included in “other assets less liabilities;” however, the portfolio composition detailed above does not include derivatives exposure. See the accompanying notes for more information on the impact of the Fund’s derivative positions on the consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

Shares		Interest Rate	Maturity Date	Value
	SHORT-TERM INVESTMENTS - 53.7%
	UNITED STATES TREASURY BILLS - 53.7%
5,000	United States Treasury Bill	0.00%	5/23/2019	$4,993
5,800,000	United States Treasury Bill	0.00%	5/30/2019	5,788,836
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,793,849)			5,793,829

	TOTAL INVESTMENTS - 53.7% (Cost - $5,793,849)			$5,793,829
	OTHER ASSETS IN EXCESS OF LIABILITIES - 46.3%			4,989,607
	NET ASSETS - 100.0%			$10,783,436

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
April 30, 2019

				Unrealized
Number of Long			Underlying Face/Notional	Appreciation/
Futures Contracts ^	Description	Expiration	Amount at Value	(Depreciation)
4	Amsterdam Index	May-19	454,584	$9,489
1	Australian 10-Year Bond +	Jun-19	98,200	62
4	Australian 3-Year Bond +	Jun-19	394,980	906
4	Brent Crude +	Jul-19	326,725	(6,960)
3	Brent Financial Last Day +	Jul-19	216,180	570
1	British Pound +	Jun-19	72,060	(1,431)
25	CAC 40 10 Euro Index +	May-19	1,386,625	15,864
1	Canada 10-Year Bond +	Jun-19	138,180	(13)
4	Cattle Feeder +	Aug-19	298,300	(16,050)
2	Cocoa +	Jul-19	35,980	195
3	Coffee +	Jul-19	104,794	1,013
6	DJIA Mini E-CBOT	Jun-19	797,520	16,120
9	Dolllar Index +	Jun-19	874,809	7,968
16	Euro STOXX 50	Jun-19	552,320	23,020
14	Euro-Bobl +	Jun-19	1,861,020	8,582
2	Euro-BTP +	Jun-19	260,920	6,857
1	Euro-Bund +	Jun-19	165,310	692
1	Euro-OAT +	Jun-19	162,000	4,249
41	Euro-Schatz +	Jun-19	4,588,720	324
5	FTSE 100 Index	Jun-19	368,575	874
10	FTSE China A50 Index	May-19	136,425	(838)
4	FTSE KLCI Index	May-19	327,200	496
9	FTSE/JSE TOP 40	Jun-19	4,737,240	3,476
2	FTSE/MIB Index	Jun-19	214,570	6,941
4	Gasoline +	Oct-19	12,010,000	4,538
2	Gasoline RBOB +	Jun-19	173,611	(1,142)
4	Gold +	Feb-19	18,368,000	(1,528)
2	Hang Seng Index	May-19	2,946,800	(1,325)
2	HSCEI	May-19	1,146,900	(1,377)
4	IBEX 35 Index	May-19	382,412	2,582
2	ICE ECX Emissions +	Dec-19	52,580	7,498
4	Kerosene +	Oct-19	13,150,000	4,785
22	KOSPI 200 Index	Jun-19	1,569,700,000	(11,209)
5	LME Copper +	Jun-19	801,938	(4,650)
2	LME Lead +	Jun-19	96,025	(1,275)
1	LME Nickel +	Jun-19	73,095	(1,725)
12	LME Primary Aluminum +	Jun-19	535,800	(25,688)
1	LME Zinc +	Jun-19	71,775	2,062
2	Long Gilt +	Jun-19	254,640	(4,576)
3	Low Sulfur Gas Oil +	Jun-19	191,325	1,725
1	Low Sulfur Gas Oil +	May-19	63,800	2,125
2	Lumber +	Jul-19	75,614	1,133
23	Mexican Peso +	Jun-19	602,600	8,750
8	MSCI Singapore Index	May-19	302,840	2,338
39	MSCI Taiwan Index	May-19	1,593,930	(6,360)
3	NASDAQ 100 E-mini Index	Jun-19	468,000	7,615
9	Nikkei 225 Index (SGX)	Jun-19	100,462,500	18,788
1	Oat +	Jun-19	14,413	(225)
19	OMXS30 Index	May-19	3,171,100	8,440
2	Palladium +	May-19	276,540	7,450
6	Platinum +	Jul-19	9,567,000	(10)
1	Platinum +	Feb-19	44,585	1,021
3	Rapeseed +	Aug-19	55,275	(70)
3	Rough Rice (CBOT) +	Jul-19	63,480	(580)
1	Rubber +	Sep-19	946,500	(165)
3	S&P 500 E-Mini Index	Jun-19	592,020	19,187
9	S&P Mid 400 Emini	Jun-19	1,788,120	10,690
7	S&P/TSX 60 Index	Jun-19	1,031,975	32,934
13	SGX Nifty 50	May-19	306,254	1,816
12	Soybean Meal +	Jul-19	360,120	(5,280)
1	Soybean Oil +	Jul-19	16,728	(300)
10	SPI 200 Index	Jun-19	1,576,000	7,446
1	TOPIX Index	Jun-19	16,150,000	2,328
8	U.S. 10-Year Note (CBT) +	Jun-19	989,375	4,016
12	U.S. 5-Year Note (CBT) +	Jun-19	1,387,688	5,297
3	U.S. Long Bond (CBT) +	Jun-19	442,406	(3,656)
1	U.S. Ultra Bond +	Jun-19	164,281	(3,375)
3	WTI Crude Oil +	Jun-19	191,730	160
1	WTI Crude Oil +	Jun-19	63,910	510
4	Yen Denom Nikkei	Jun-19	44,720,000	12,836
Net Unrealized Appreciation from Long Futures Contracts				$185,960

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
April 30, 2019

				Unrealized
Number of Short			Underlying Face/Notional	Appreciation/
Futures Contracts ^	Description	Expiration	Amount at Value	(Depreciation)
(1)	90-Day Euro +	Sep-19	243,838	$(38)
(14)	Australian Dollar +	Jun-19	988,120	3,790
(6)	CAC 40 10 Euro Index	May-19	448,530	(247)
(1)	Canadian Dollar +	Jun-18	55,465	2,260
(17)	Canola +	Jul-19	150,008	2,965
(5)	CBOE VIX Index	May-19	72,125	1,245
(6)	CHF Currency +	Jun-19	739,500	13,075
(10)	Cocoa +	Jul-19	235,900	2,680
(5)	Corn +	Jul-19	70,350	(3,700)
(31)	Cotton No. 2 +	Jul-19	561,875	3,070
(5)	Crude Palm Oil +	Jul-19	191,950	1,886
(8)	Euro FX +	Jun-19	419,000	9,625
(7)	Euro/GB Currency +	Jun-19	985,819	377
(1)	Euro/JPY Currency +	Jun-19	107,763	1,900
(2)	FCOJ-A +	Jun-19	31,262,500	13,995
(12)	Gold 100 oz +	Jun-19	174,690	(18,400)
(12)	Japanese Yen +	Jun-19	1,542,840	2,794
(7)	KC HRW Wheat +	Jun-19	788,331	2,725
(2)	Lean Hogs +	Jun-19	39,400	8,350
(2)	Live Cattle +	Jun-19	70,580	9,810
(5)	LME Copper +	Jun-19	228,500	(10,438)
(5)	LME Lead +	Sep-18	801,938	1,538
(2)	LME Lead +	Jun-19	96,300	3,050
(2)	LME Nickel +	Sep-19	96,025	1,260
(1)	LME Nickel +	Jun-19	73,095	3,435
(1)	LME Primary Aluminum +	Sep-19	73,446	4,681
(12)	LME Primary Aluminum +	Jun-19	535,800	31,925
(7)	LME Zinc +	Jun-19	316,794	(2,263)
(1)	Maize +	Jun-19	71,775	2,408
(13)	Mill Wheat +	Sep-19	107,575	4,920
(19)	Natural Gas +	Jul-19	162,450	280
(6)	Natural Gas +	Jun-19	157,020	1,130
(9)	New Zealand Currency +	Jun-19	231,750	4,290
(7)	NY Harbor ULSD +	Jun-19	467,810	2,335
(2)	Rapeseed +	Aug-19	174,544	(1,516)
(7)	Red Wheat +	Jul-19	128,975	3,650
(4)	Robusta Coffee +	Jul-19	101,400	1,500
(10)	Silver +	Jul-19	749,200	3,775
(9)	Soybean +	Jul-19	384,300	9,563
(30)	Sugar #11 +	Jul-19	414,624	8,826
(8)	VSTOXX Index	May-19	11,320	581
(9)	Wheat (CBT) +	Jul-19	192,938	7,313
(5)	White Sugar (ICE) +	Aug-19	83,725	200
Net Unrealized Appreciation from Short Futures Contracts				$140,605
Net Unrealized Appreciation from Futures Contracts				$326,565

+	All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.

^	All collateral for open futures contracts consists of cash included as deposits with the broker.

BTP - Business Transaction Protocol

CAC - French Stock Market Index

CHF - Swiss Franc

CBT - Chicago Board of Trade

CBOE - Chicago Board Options Exchange

CBOT - Central Bank of Turkey

DJIA - Dow Jones Industrial Average

ECX - The European Climate Exchange

FCOJ - Frozen Concentrated Orange Juice

FTSE - Financial Times Stock Exchange

HSCEI - Hang Seng China Enterprises Index

IBEX - Spanish Stock Index

ICE - Intercontinental Exchange Inc.

JSE - Johannesburg Stock Exchange

KC HRW - Kansas City Hard Red Winter

KLCI - Kuala Lumpur Composite Index

KOSPI - Korea Composite Stock Price Index

LME - London Metal Exchange

MIB - Milano Italian Borsa

MSCI - Morgan Stanley Capital International

OAT - Obligations Assimilables Du Tresor

OMXS - Stockholm Index

RBOB - Reformulated Gasoline Blendstock for Oxygen Blending

S&P - Standard & Poor’s

SGX - Stock Exchange of Singapore

SPI - Swiss Performance Index

STOXX - Stock Index of Eurozone Stocks

TOPIX - Tokyo Stock Price Index

TSX - Toronto Stock Exchange

VIX - Volatility Index

VSTOXX - Volatility Derivatives on Eurex Exchange

WTI - West Texas Intermediate

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2019

ASSETS
Investment securities:
At cost	$5,793,849
At fair value	$5,793,829
Deposits with broker	1,771,948
Cash and cash equivalents	2,886,653
Dividends and interest receivable	4,441
Net unrealized appreciation on futures contacts	326,565
TOTAL ASSETS	10,783,436

NET ASSETS	$10,783,436

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$10,353,311
Accumulated earnings	430,125
NET ASSETS	$10,783,436

Net Asset Value Per Share:
Class A Shares:
Net Assets	$2,883,836
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	313,397
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.20

Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$9.76

Class I Shares:
Net Assets	$7,899,600
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	851,012
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.28

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2019

INVESTMENT INCOME
Interest	$59,303
TOTAL INVESTMENT INCOME	59,303

EXPENSES*
Investment advisory fees	101,546
Distribution (12b-1) fees: Class A	3,143
TOTAL EXPENSES	104,689

Less: Advisory fees waived by the Advisor	(49,794)
Less: 12b-1 fees waived by the Advisor	(1,193)

NET EXPENSES	53,702
NET INVESTMENT INCOME	5,601

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Futures contracts	1,362,093
Foreign currency transactions	(7,596)
1,354,497
Net change in unrealized appreciation (depreciation) on:
Securities transactions	(20)
Futures contracts	308,909
308,889
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,663,386

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,668,987

*	Effective February 26, 2019, the Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund, including Distribution and Service (12b-1) Fees and acquired fund fees and expenses, until February 29, 2020 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 0.00% of average daily net assets attributable to each of Class A and Class I shares, respectively. The Fund’s Rule 12b-1 fee is contractually waived to 0.00% with respect to Class A until February 29, 2020. These agreements may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. There is no guarantee that any of these expense limitation and fee waiver arrangements will continue in place after February 29, 2020, at which time it will be determined whether such agreements will be renewed or revised.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2019	October 31, 2018
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$5,601	$(100,872)
Net realized gain (loss) on investments	1,354,497	(835,624)
Net change in unrealized appreciation (depreciation) on investments	308,889	(84,018)
Net increase (decrease) in net assets resulting from operations	1,668,987	(1,020,514)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(409,968)
Class I	—	(409,256)
Net decrease in net assets from distributions to shareholders	—	(819,224)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	17,500	47,777
Class I	4,500,000	—
Net asset value of shares issued in reinvestment of distributions:
Class A	—	409,968
Class I	—	409,256
Redemption fee proceeds:
Class A	—	32
Payments for shares redeemed:
Class A	—	(42,361)
Net increase in net assets from shares of beneficial interest	4,517,500	824,672

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,186,487	(1,015,066)

NET ASSETS
Beginning of Period	4,596,949	5,612,015
End of Period	$10,783,436	$4,596,949

SHARE ACTIVITY
Class A:
Shares Sold	1,985	4,886
Shares Reinvested	—	45,001
Shares Redeemed	—	(4,922)
Net increase in shares of beneficial interest outstanding	1,985	44,965

Class I:
Shares Sold	538,964	—
Shares Reinvested	—	44,630
Net increase in shares of beneficial interest outstanding	538,964	44,630

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	April 30, 2019		October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015		October 31, 2014 (1)
	(Unaudited)
Net asset value, beginning of period	$7.34		$10.49	$9.23	$9.45	$9.97		$10.00

Activity from investment operations:
Net investment loss (2)	(0.01)		(0.17)	(0.24)	(0.29)	(0.32)		(0.27)
Net realized and unrealized gain (loss) on investments (8)	1.87		(1.45)	1.98	0.07	(0.14)		0.24
Total from investment operations	1.86		(1.62)	1.74	(0.22)	(0.46)		(0.03)

Less distributions from:
Net investment income	—		—	(0.48)	—	(0.06)		—
Net realized gains	—		(1.53)	—	—	—		—
Return of capital	—		—	—	—	(0.00	) (7)	—
Total distributions	—		(1.53)	(0.48)	—	(0.06)		—
Net asset value, end of period	$9.20		$7.34	$10.49	$9.23	$9.45		$9.97
Total return (3)	25.34	% (5)	(18.27)%	20.06%	(2.33)%	(4.68)%		(0.30	)% (5)
Net assets, at end of period (000s)	$2,884		$2,287	$2,794	$2,337	$2,383		$2,499

Ratio of gross expenses to average net assets (4,9)	3.24	% (6)	3.24%	3.21%	3.24%	3.24%		3.20	% (6)
Ratio of net expenses to average net assets (4,9)	2.00	% (6)	3.24%	3.21%	3.24%	3.24%		3.20	% (6)
Ratio of net investment loss to average net assets (4,9)	(0.23	)% (6)	(2.01)%	(2.74)%	(3.08)%	(3.16)%		(3.20	)% (6)
Portfolio turnover rate	0	% (5)	0%	0%	0%	0%		0	% (5)

(1)	The Superfund Managed Futures Strategy Fund Class A shares commenced operations on December 31, 2013.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return shown excludes the effect of applicable sales charges and redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions, if any. Had the Advisor not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Amount is less than $0.005.

(8)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Consolidated Statement of Operations due to the share transactions for the period.

(9)	Ratio is calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	April 30, 2019		October 31, 2018	October 31, 2017	October 31, 2016	October 31, 2015		October 31, 2014 (1)
	(Unaudited)
Net asset value, beginning of period	$7.40		$10.54	$9.27	$9.47	$9.98		$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.15)	(0.22)	(0.27)	(0.30)		(0.25)
Net realized and unrealized gain (loss) on investments (8)	1.86		(1.46)	1.99	0.07	(0.14)		0.23
Total from investment operations	1.88		(1.61)	1.77	(0.20)	(0.44)		(0.02)

Less distributions from:
Net investment income	—		—	(0.50)	—	(0.07)		—
Net realized gains	—		(1.53)	—	—	—		—
Return of capital	—		—	—	—	(0.00	) (7)	—
Total distributions	—		(1.53)	(0.50)	—	(0.07)		—
Net asset value, end of period	$9.28		$7.40	$10.54	$9.27	$9.47		$9.98
Total return (3)	25.41	% (5)	(18.07)%	20.41%	(2.11)%	(4.45)%		(0.20	)% (5)
Net assets, at end of period (000s)	$7,899		$2,310	$2,818	$2,340	$2,392		$2,501

Ratio of gross expenses to average net assets (4,9)	2.96	% (6)	2.99%	2.96%	2.99%	2.99%		2.95	% (6)
Ratio of net expenses to average net assets (4,9)	1.32	% (6)	2.99%	2.96%	2.99%	2.99%		2.95	% (6)
Ratio of net investment income (loss) to average net assets (4,9)	0.40	% (6)	(1.76)%	(2.49)%	(2.83)%	(2.91)%		(2.95	)% (6)
Portfolio turnover rate	0	% (5)	0%	0%	0%	0%		0	% (5)

(1)	The Superfund Managed Futures Strategy Fund Class I shares commenced operations on December 31, 2013.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return shown excludes the effect of applicable redemption fees. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions, if any. Had the Advisor not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Amount is less than $0.005.

(8)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Consolidated Statement of Operations due to the share transactions for the period.

(9)	Ratio is calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to consolidated financial statements.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited)
April 30, 2019

1.	ORGANIZATION

The Superfund Managed Futures Strategy Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on December 31, 2013. The investment objective is to seek positive absolute returns.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will pay an initial sales charge of 1.00% on the purchase. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1.00% redemption fee on redemptions made within 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust,

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2019

review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2019 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$5,793,829	$—	$5,793,829
Futures Contracts	326,565	—	—	326,565
Total	$326,565	$5,793,829	$—	$6,120,394

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Futures Contracts – Among other risks, which are disclosed in the Fund’s prospectus and statements of the additional information, and certain of which are discussed below, the Fund is subject to equity price risk, interest rate risk, foreign currency exchange rate risk and volatility risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Consolidation of Subsidiary – The consolidated financial statements of the Fund include Superfund Managed Futures Strategy (Cayman) Fund Ltd. (“Superfund-CFC”), a wholly-owned and controlled foreign subsidiary.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The Fund generally consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2019

economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the net assets of Superfund-CFC is as follows:

		CFC Net Assets at	% of Fund Net Assets
	Inception Date of CFC	April 30, 2019	at April 30, 2019
Superfund-CFC	6/20/2014	$1,345,447	12.48%

For tax purposes, Superfund-CFC is an exempted Cayman investment company. Superfund-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, Superfund-CFC is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, Superfund-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments which include but are not limited to active trading risk, asset-backed securities risk, call option risk, commodities risk, counterparty credit risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, expense waiver risk, fixed income risk, foreign (non-U.S.) investment risk, forward and futures contract risk, gap risk, hedging transactions risk, index risk, issuer-specific risk, leveraging risk, liquidity risk, management risk, market risk, market events risk, model risk, put option risk, regulatory risk, short sales risk, sovereign debt risk, subsidiary risk, tax risk, U.S. Government securities risk, valuation risk, volatility risk and written/sold options risk.

In accordance with its investment objective and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodities Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Counterparty Credit Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Currency Risk – The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Derivatives Risk – The derivative instruments in which the Fund may invest, including futures, forwards, options, swaps, including total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2019

with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Expense Waiver Risk – The Advisor has agreed to waive all of the Fund’s unitary management fee and to absorb the Fund’s expenses (excluding front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) until February 29, 2020. There can be no assurance that the Advisor will continue to waive all or any portion of the unitary management fee and/or absorb Fund expenses beyond that date. Therefore, the fees and expenses applicable to your investment could increase significantly in the future.

Forward and Futures Contract Risk – The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Leveraging Risk – The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

Subsidiary Risk – By investing in the Superfund-CFC, the Fund is indirectly exposed to the risks associated with the Superfund-CFC’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). The Superfund-CFC is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Superfund-CFC to operate as described in the Fund’s prospectus and Statement of Additional Information and could adversely affect the Fund.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2019.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2019

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets:				Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
		Consolidated	Consolidated
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets &	Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/Received (1)	Net Amount
Futures contracts	$462,975	$136,410	$326,565	$—	$—	$—
Total	$462,975	$136,410	$326,565	$—	$—	$—

(1)	Collateral pledged in table above is capped by the recorded investment balances related to futures contracts based on the information that was available to the Fund as of April 30, 2019. Total collateral held by the broker as of April 30, 2019 in the form of cash was $1,771,948 as presented gross as deposits with broker on the Consolidated Statement of Assets and Liabilities.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of April 30, 2019:

	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statement of		Consolidated Statement of Assets
Primary Risk Exposure	Assets and Liabilities Location	Fair Value	and Liabilities Location	Fair Value
Equity contracts:	Net Unrealized Appreciation from open futures contracts	$205,106	Net Unrealized Depreciation from open futures contracts	$21,356
Interest rate contracts:	Net Unrealized Appreciation from open futures contracts	30,985	Net Unrealized Depreciation from open futures contracts	11,658
Commodity contracts:	Net Unrealized Appreciation from open futures contracts	172,055	Net Unrealized Depreciation from open futures contracts	101,965
Foreign exchange contracts:	Net Unrealized Appreciation from open futures contracts	54,829	Net Unrealized Depreciation from open futures contracts	1,431
		$462,975		$136,410

Impact of Derivatives on the Consolidated Statement of Operations:

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended April 30, 2019:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest	Net realized gain (loss) from futures contracts

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the Fund for the six months ended April 30, 2019:

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2019

Net Change in Unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	April 30, 2019
Futures Contracts	$85,563	$27,884	$200,195	$(4,733)	$308,909
	$85,563	$27,884	$200,195	$(4,733)	$308,909

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	April 30, 2019
Futures Contracts	$42,793	$(1,146)	$690,178	$630,268	$1,362,093
	$42,793	$(1,146)	$690,178	$630,268	$1,362,093

The notional value of the derivative instruments outstanding as of April 30, 2019 as disclosed in the Consolidated Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold, using the first-in-first-out cost method with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2016 to October 31, 2018, or expected to be taken in the Fund’s October 31, 2019 year- end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2019

significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and futures contracts, for the six months ended April 30, 2019, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Superfund Advisors Inc. serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to the Advisory Agreement, the Fund pays the Advisor a unitary management fee for the services and facilities it provides at the annual rate of 2.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. The Advisory Agreement will continue in effect year to year, provided that such continuation shall be specifically approved at least annually by the vote of a majority of the Trust’s Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Board, shareholders of the Fund or the Advisor may terminate the Advisory Agreement upon sixty (60) day notice. For the six months ended April 30, 2019, the Advisor earned advisory fees of $101,546.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation. The Advisor’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Advisor for providing services to the Fund.

Effective February 26, 2019, the Advisor, pursuant to an Expense Limitation Agreement (the “Agreement”), has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund, including Distribution and Service (12b-1) Fees and acquired fund fees and expenses, until February 29, 2020 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 0.00% of average daily net assets attributable to each of Class A and Class I shares, respectively. The Fund’s Rule 12b-1 fee is

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2019

contractually waived to 0.00% with respect to Class A until February 29, 2020. These agreements may be terminated by the Board on 60 days’ written notice to the Advisor. There is no guarantee that any of these expense limitation and fee waiver arrangements will continue in place after February 29, 2020, at which time it will be determined whether such agreements will be renewed or revised. For the six months ended April 30, 2019, the Advisor waived management fees of $49,794.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended April 30, 2019, pursuant to the Plan, Class A paid $3,143 of which $1,193 was waived by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. For the six months ended April 30, 2019, the Distributor received no underwriting commissions for sales of Class A shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes excluding futures and its respective gross unrealized appreciation and depreciation at April 30, 2019, was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$5,797,805	$—	$(3,976)	$(3,976)

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2019

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2018 and October 31, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2018	October 31, 2017
Ordinary Income	$452,864	$249,366
Long-Term Capital Gain	366,360	—
	$819,224	$249,366

As of October 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(91,513)	$(783,233)	$(376,496)	$12,380	$(1,238,862)

The difference between book basis and tax basis unrealized appreciation, accumulated net realized loss and accumulated net investment loss is primarily attributable to tax adjustments for the Fund’s wholly owned subsidiary and the mark-to-market on open futures contracts.

Late Year Losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $91,513.

At October 31, 2018, the Fund had capital loss carryforwards for federal income tax purposes available to offset futures capital gains as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$620,075	$163,158	$783,233	$—

Permanent book and tax differences, primarily attributable to the tax treatment of foreign bond futures gains/ (losses), and net operating losses, resulted in reclassification for the year ended October 31, 2018 as follows:

Paid	Total
In	Distributable
Capital	Earnings (Losses)
$(116,664)	$116,664

7.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended April 30, 2019, the Fund assessed $0 in redemption fees.

Superfund Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (Continued)
April 30, 2019

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a) 9 of the Act. As of April 30, 2019 Superfund USA Holdings, Inc., an affiliate of the Advisor, held 99.81% of the voting securities of the Fund.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Consolidated Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Consolidated Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Consolidated Statement of Changes in Net Assets. These amendments have been adopted effective with these financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated through the date the consolidated financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Superfund Managed Futures Strategy Fund
EXPENSE EXAMPLES
April 30, 2019 (Unaudited)

As a shareholder of Superfund Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Superfund Managed Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Superfund Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
Actual	Account Value	Account Value	During Period*	During Period**
	11/1/18	4/30/19	11/1/18 – 4/30/19	11/1/18 – 4/30/19
Class A	$1,000.00	$1,253.40	$11.17	2.00%
Class I	1,000.00	1,254.10	7.38	1.32

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	11/1/18	4/30/19	11/1/18 – 4/30/19	11/1/18 – 4/30/19
Class A	$1,000.00	$1,014.88	$9.99	2.00%
Class I	1,000.00	1,018.25	6.61	1.32

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-61-SUPER or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-855-61-SUPER.

Investment Advisor
Superfund Advisors Inc.
P.O. Box 1568
St. George’s
GRENADA

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees, and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 7/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 7/8/19

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 7/8/19